Related Parties - Narrative (Details) $ in Thousands			9 Months Ended	12 Months Ended
		Sep. 30, 2023	Sep. 20, 2023	Dec. 31, 2023 USD ($) office	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Notes receivable, amortization period (in months)				60 months
Incremental borrowing rate				7.18%	1.57%
Payments for operating leases				$ 10,574	$ 12,590
Cost of revenue	[1],[2]			$ 1,196,389	1,054,217	$ 865,788
AON LLC | Legacy AON Stockholders
Related Party Transaction [Line Items]
Allocation of income to controlling and noncontrolling interests		80.80%	100.00%	67.80%		100.00%
Related Party
Related Party Transaction [Line Items]
Number of offices with operating lease | office				10
Payments for operating leases				$ 2,700	2,500	$ 2,300
Cost of revenue				1,056,343	922,148	718,675
Related Party | Subsidiary Under Common Control of Class A-1 Member
Related Party Transaction [Line Items]
Cost of revenue				1,064,000	924,000	$ 731,000
Accounts payable				$ 120,900	$ 102,100
Related Party | Cost of Goods and Service Benchmark | Supplier Concentration Risk | Subsidiary Under Common Control of Class A-1 Member
Related Party Transaction [Line Items]
Concentration risk (in percent)				89.00%	88.00%	83.00%
Related Party | Accounts Payable | Supplier Concentration Risk | Subsidiary Under Common Control of Class A-1 Member
Related Party Transaction [Line Items]
Concentration risk (in percent)				95.00%	96.00%

[1]	Includes related party inventory expense of $1,056,343, $922,148, and $718,675 for the years ended December 31, 2023, 2022, and 2021, respectively.
[2]	Includes related party rent of $2,716, $2,643, and $2,319 for the years ended December 31, 2023, 2022, and 2021, respectively.